Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A


Supplement Dated September 6, 2002 to:

SelectDirections (SM) Variable Annuity Prospectus dated May 1, 2002

AIM Lifetime America(SM) Variable Annuity Series Variable Annuity Prospectus dated June 3, 2002 AIM Lifetime Plus(SM) II Variable Annuity Prospectus dated May 1, 2002 AIM Lifetime Plus(SM) Variable Annuity Prospectus dated May 1, 2002 AIM Lifetime Enhanced Choice (SM) Variable Annuity Prospectus dated May 1, 2002

The Allstate New York Provider Ultra Variable Annuity Prospectus dated
May 1, 2002
The Allstate Provider Variable Life Insurance Contract Prospectus dated May 1, 2002


Effective September 30, 2002, the following change is made in the section "Investment Alternatives: The Variable Sub-Account" in the above referenced variable annuity prospectuses.

To change and replace in its entirety:


From:
AIM V.I. Core Equity Fund Growth of Capital with a secondary objective of current income

To:
AIM V.I. Core Equity Fund  Growth of Capital